September 12, 2008

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

          RE:        Preliminary Proxy Statement for Summit Mutual Funds, Inc.

Summit Apex Series

Large Cap Growth Fund
High Yield Bond Fund
Short-term Government Fund

Summit Pinnacle Series

Zenith Portfolio
S&P 500 Index Portfolio
S&P MidCap 400 Index Portfolio
Balanced Index Portfolio
Nasdaq-100 Index Portfolio
Russell 2000 Small Cap Index Portfolio
EAFE International Index Portfolio
Lehman Aggregate Bond Index Portfolio
Inflation Protected Plus Portfolio
Lifestyle ETF Market Strategy Target Portfolio
Lifestyle ETF Market Strategy Conservative Portfolio
Lifestyle ETF Market Strategy Aggressive Portfolio
Natural Resources Portfolio

SEC File Nos. 811-04000 and 002-90309

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 14a-6 under the Securities Exchange Act of 1934 is a preliminary proxy statement for the approval of a new investment advisory agreement, sub-advisory agreements, and other related changes to the management of the Funds/Portfolios, for the above-referenced investment companies.

As always, please feel free to contact me at 301-951-4858 with any questions or comments about this filing.

Truly Yours,

/s/ Ivy Wafford Duke

Ivy Wafford Duke
Associate General Counsel
Calvert Group, Ltd.